The E-Valuator Conservative/Moderate (30%-50%) RMS Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2021 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED FUNDS — 33.4%
	BROAD MARKET — 4.2%
16,839	JPMorgan U.S. Value Factor ETF	$609,740
3,779	SPDR S&P 1500 Value Tilt ETF	553,359
301	Vanguard Extended Market ETF	56,766
		1,219,865
	CONVERTIBLE — 1.1%
2,992	iShares Convertible Bond ETF	305,094
	CORPORATE — 10.5%
6,315	iShares 5-10 Year Investment Grade Corporate Bond ETF	382,184
24,500	iShares Fallen Angels USD Bond ETF	734,020
27,150	SPDR Portfolio High Yield Bond ETF	730,063
22,105	VanEck Vectors Fallen Angel High Yield Bond ETF	727,255
5,144	Vanguard Intermediate-Term Corporate Bond ETF	489,040
		3,062,562
	EMERGING MARKETS — 0.1%
670	Wisdomtree Emerging Markets EX-State-Owned Enterprises Fund	28,187
	GLOBAL — 0.4%
1,102	Vanguard Total World Stock ETF	114,178
	HEALTH CARE — 0.2%
974	Principal Healthcare Innovators Index ETF	59,317
	INTERNATIONAL — 2.6%
1,451	Cambria Foreign Shareholder Yield ETF	40,270
470	Renaissance International IPO ETF	16,953
7,619	Schwab Fundamental International Large Co. Index ETF	253,560
691	Schwab International Small-Cap Equity ETF	28,746
3,845	SPDR Portfolio Developed World ex-US ETF	141,458
212	Vanguard FTSE All World ex-US Small-Cap ETF	28,927
2,763	Vanguard FTSE Developed Markets ETF	142,350
1,724	Vanguard Total International Stock ETF	113,232
		765,496
	LARGE-CAP — 8.1%
768	Invesco QQQ Trust Series 1	272,202
6,159	Schwab Fundamental U.S. Large Co. Index ETF	337,020
10,588	Schwab U.S. Dividend Equity ETF	800,665
2,996	Schwab U.S. Large-Cap Growth ETF	437,296
2,163	SPDR Russell 1000 Yield Focus ETF	205,150
1,474	Vanguard Large-Cap ETF	295,906
		2,348,239

The E-Valuator Conservative/Moderate (30%-50%) RMS Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2021 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED FUNDS (Continued)
	MID-CAP — 1.3%
617	iShares Core S&P Mid-Cap ETF	$165,807
2,601	Schwab U.S. Mid-Cap ETF	203,580
		369,387
	PRECIOUS METALS — 2.8%
17,184	Aberdeen Standard Physical Silver Shares ETF*	432,865
11,453	iShares Gold Trust*	386,080
		818,945
	SMALL-CAP — 0.6%
3,272	Invesco RAFI Strategic U.S. Small Co. ETF	127,314
184	Vanguard Russell 2000 Value	26,748
123	Vanguard Small-Cap ETF	27,710
		181,772
	TECHNOLOGY — 0.4%
266	SPDR FactSet Innovative Technology ETF	60,143
380	SPDR NYSE Technology ETF	60,449
		120,592
	THEMATIC — 1.1%
6,357	Global X U.S. Infrastructure Development ETF	163,693
1,420	Principal Millennials Index ETF	94,552
1,028	SPDR S&P Kensho Smart Mobility ETF	63,828
		322,073
	Total Exchange-Traded Funds
	(Cost $8,868,130)	9,715,707
	EXCHANGE-TRADED NOTES — 1.5%
	INDUSTRIAL METALS — 1.5%
20,166	iPath Series B Bloomberg Copper Subindex Total Return ETN*[1]	433,972
	Total Exchange-Traded Notes
	(Cost $466,369)	433,972
	MUTUAL FUNDS — 60.9%
	AGGREGATE BOND — 10.1%
87,803	American Funds - Bond Fund of America - Class F-3	1,184,461
32,841	Columbia Bond Fund - Class I3	1,170,440
7,763	John Hancock Bond Trust - Class R6	128,014
4,616	Virtus Strategy Trust - Virtus Allianzgi Core Plus Bond Fund - Class R6	70,995
28,938	Wells Fargo Core Plus Bond Fund - Class R6	390,080
		2,943,990
	AGGREGATE BOND INTERMEDIATE — 5.5%
11,181	Columbia Total Return Bond Fund - Class I3	424,758

The E-Valuator Conservative/Moderate (30%-50%) RMS Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2021 (Unaudited)

Number of Shares		Value
	MUTUAL FUNDS (Continued)
	AGGREGATE BOND INTERMEDIATE (Continued)
105,392	Sterling Capital Total Return Bond Fund - Class R6	$1,170,907
		1,595,665
	AGGREGATE BOND SHORT — 8.3%
98,394	American Century Short Duration Strategic Income Fund - Class Y	972,136
147,562	JPMorgan Short Duration Core Plus Fund - Class R6	1,453,482
		2,425,618
	BANK LOANS — 8.8%
90,293	Fidelity Advisor Floating Rate High Income Fund	853,273
101,910	Hartford Floating Rate Fund - Class F	854,008
102,977	John Hancock Floating Rate Income Fund - Class R6	854,708
		2,561,989
	BLEND BROAD MARKET — 0.6%
6,862	DFA U.S. Vector Equity Portfolio - Class Institutional	172,585
	BLEND LARGE CAP — 4.8%
14,539	DFA Enhanced U.S. Large Co. Portfolio - Class Institutional	252,109
4,008	DFA U.S. Large Co. Portfolio - Class Institutional	129,136
5,242	JPMorgan U.S. Research Enhanced Equity Fund - Class R6	193,120
12,219	Schwab S&P 500 Index Fund - Class Select	808,525
		1,382,890
	BLEND MID CAP — 0.6%
452	State Street Small/Mid Cap Equity Index Fund - Class K	171,294
	BLEND SMALL CAP — 0.2%
918	Fidelity Small Cap Index Fund - Class Institutional Premium	26,895
689	Schwab Small-Cap Index Fund - Class Select	27,613
		54,508
	CONVERTIBLE — 0.5%
3,139	Virtus Allianzgi Convertible Fund - Class Institutional	141,917
	EMERGING MARKET STOCK — 0.8%
1,624	American Funds - New World Fund - Class F-3	157,493
4,637	Fidelity Emerging Markets Index Fund - Class Institutional Premium	63,436
576	JPMorgan Emerging Markets Equity Fund - Class R6	26,206
		247,135
	EMERGING MARKETS BOND — 4.1%
25,115	Barings Emerging Markets Debt Blended Total Return Fund - Class Y	276,011
49,340	TIAA-CREF Emerging Markets Debt Fund - Class Institutional	500,801
15,218	Vanguard Emerging Markets Bond Fund, Admiral Shares	426,867
		1,203,679

The E-Valuator Conservative/Moderate (30%-50%) RMS Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2021 (Unaudited)

Number of Shares		Value
	MUTUAL FUNDS (Continued)
	FOREIGN AGGREGATE BOND — 5.7%
46,025	Delaware Diversified Income Fund - Class R6	$426,195
102,621	Dodge & Cox Global Bond Fund	1,234,535
		1,660,730
	FOREIGN BLEND — 0.4%
3,161	Baillie Gifford International Growth Fund - Class Institutional	70,780
2,526	Harbor International Small Cap Fund - Class Retirement	41,331
		112,111
	FOREIGN GROWTH — 1.3%
1,959	Smallcap World Fund, Inc. - Class F-3	176,386
933	Vanguard International Growth Fund, Admiral Shares	159,071
943	WCM International Small Cap Growth Fund - Class Institutional	28,297
		363,754
	FOREIGN VALUE — 0.6%
1,193	Segall Bryant & Hamill Fundamental International Small Cap Fund - Class Institutional	33,540
3,166	Vanguard International Value Fund - Class Investor	140,093
		173,633
	GROWTH BROAD MARKET — 0.4%
1,766	American Funds - New Perspective Fund - Class R-6	118,353
	GROWTH LARGE CAP — 3.7%
939	JPMorgan Large Cap Growth Fund - Class R6	64,040
12,556	TIAA-CREF Large-Cap Growth Index Fund - Class Institutional	699,857
1,660	Vanguard U.S. Growth Fund, Admiral Shares	314,353
		1,078,250
	GROWTH MID CAP — 0.2%
3,997	Principal Mid-Cap Growth Fund - Class Institutional	55,323
	GROWTH SMALL CAP — 0.4%
745	Hood River Small-Cap Growth Fund - Class Retirement	56,773
920	JPMorgan Small Cap Growth Fund - Class R6	28,654
715	Lord Abbett Developing Growth Fund, Inc. - Class I	29,183
		114,610
	HIGH YIELD BOND — 0.5%
14,144	AB High Yield Portfolio - Class Advisor	142,569
	INFLATION PROTECTED — 0.5%
4,959	DFA Inflation Protected Securities Portfolio - Class Institutional	65,406
6,427	DFA LTIP Portfolio - Class Institutional	74,364
		139,770

The E-Valuator Conservative/Moderate (30%-50%) RMS Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2021 (Unaudited)

Number of Shares		Value
	MUTUAL FUNDS (Continued)
	THEMATIC SECTOR — 1.4%
11,589	DFA U.S. Sustainability Core 1 Portfolio - Class Institutional	$400,752
	VALUE LARGE CAP — 1.1%
3,919	Vanguard Windsor Fund, Admiral Shares	332,111
	VALUE MID CAP — 0.4%
3,891	DFA U.S. Targeted Value Portfolio - Class Institutional	118,923
	Total Mutual Funds
	(Cost $16,817,635)	17,712,159
	MONEY MARKET FUNDS — 4.3%
957,105	Gabelli U.S. Treasury Money Market Fund, 0.00%*[2]	957,105
315,372	Goldman Sachs Government Fund, 0.03%[2]	315,372
	Total Money Market Funds
	(Cost $1,272,477)	1,272,477
	TOTAL INVESTMENTS — 100.1%
	(Cost $27,424,611)	29,134,315
	Liabilities in Excess of Other Assets — (0.1)%	(40,320)
	TOTAL NET ASSETS — 100.0%	$29,093,995

*Non-income producing security.
[1]Foreign security denominated in U.S. Dollars.
[2]Effective 7 day yield as of June 30, 2021.